SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
SEGMENT INFORMATION

5.    SEGMENT INFORMATION

Management (chief operating decision maker) analyzes and reviews results of the Group’s operating segments separately based on the nature of products and services, regulatory environments and geographic areas. Management of the Group evaluates the performance of each segment based on revenue and operating profit, excluding depreciation and amortization measured on the basis consistent with IFRS consolidated financial statements (the relevant financial indicator called OIBDA). Management does not analyze assets or liabilities by reportable segments.

The Group identified the following reportable segments:

Telecom: represents the results of mobile and fixed line operations, which encompasses services rendered to customers across the regions of Russia, including voice and data services, transmission, broadband, pay-TV and various value-added services and retail operations.

Fintech: represents the results of banking services, investment management and services of credit broker, rendered to customers across regions of Russia.

In 2021 management of the Group has changed the composition of operating segments, by dividing operations of the Group’s subsidiary MGTS (previously constituted Moscow Fixed Line reportable segment) into two operating segments. Operations of the established “MGTS service” operating segment comprised primarily maintenance and development of fixed-line network infrastructure. The segment generates revenues mainly from granting own network infrastructure in rent. Operations of the established component “MGTS commercial” include client relationships and related fixed-line services, generating revenue from existing subscribers. The operating and financial results of “MGTS commercial” are reviewed jointly with “Russia convergent” segment, in line with focus on convergent products development, while the results of “MGTS service” are monitored separately. Consequently, “MGTS service” represents a separate operating segment. “MGTS commercial” and “Russia convergent” are presented as one operating segment – “Telecom”.

Financial results of operating segment “MTS Bank” were supplemented with operations of investment management and credit broker services in connection with acquisition of LLC Sistema Capital and acquisition of Credit Consulting. New operating segment was called “Fintech”.

At the end of 2020 the management’s change of approach for reviewing of Group’s operational results led to separation of two new segments – Cloud and WASD. Cloud represents operational results of Group MTS business aimed at cloud services. WASD is the MTS streaming platform. Cloud and WASD were moved from “Telecom” operating segment to the “Other” category.

On October 30, 2020, the Group disposed of 100% share in JSC “Nvision Group”, which provided integration services, as well as the sales of software, and constituted “System Integrator” operating segment included in “Other” reportable segment.

On October 24, 2022, MTS disposed of a plant that produces and supplies Tier 2 electronic components for the automotive industry as well as microelectronic components. NVision Czech Republic a.s. was part of “Czech Republic” operating segment included in “Other” reportable segment.

In order to reflect changes in segments’ composition, segment disclosures for 2021 and 2020 were retrospectively restated.

“Bronevik”, “Gulfstream” and “VisionLabs” – groups of companies acquired in 2022 ( see Note 4) constituted new operating segments “Travel”, “Gulfstream” and “Artificial intelligence”, respectively. Operating segment “Artificial intelligence” includes financial results of MTS Artificial Intelligence, the Group’s subsidiary.

The “Other” category does not constitute a reportable segment. It includes the results of a number of other operating segments that do not meet the quantitative thresholds for separate reporting, such as Travel, Gulfstream, Artificial intelligence, Armenia, MGTS Service, Cloud and others.

The intercompany eliminations presented below primarily consist of sales transactions between segments conducted under the normal course of operations.

Financial information by reportable segments is presented below:

Year ended December 31, 2022:

			Total of
			reportable		HQ and
	Telecom	Fintech	segments	Other	elimination	Consolidated
Revenue
External customers	432,766	64,676	497,442	44,220	87	541,749
Intersegment	5,596	3,763	9,359	21,559	(30,918)	—
Total revenue	438,362	68,439	506,801	65,779	(30,831)	541,749

OIBDA	199,010	6,355	205,365	28,062	(9,108)	224,319

Depreciation and amortization						(114,393)
Impairment of non-current assets						(489)
Operating profit						109,437

Year ended December 31, 2021:

			Total of
			reportable		HQ and
	Telecom	Fintech	segments	Other	elimination	Consolidated
Revenue
External customers	444,201	47,545	491,746	36,079	96	527,921
Intersegment	4,138	2,770	6,908	19,623	(26,531)	—
Total revenue	448,339	50,315	498,654	55,702	(26,435)	527,921

OIBDA	204,125	8,593	212,718	24,700	(8,461)	228,957

Depreciation and amortization						(110,962)
Impairment of non-current assets						10
Operating profit						118,005

Year ended December 31, 2020:

			Total of
			reportable		HQ and
	Telecom	Fintech	segments	Other	elimination	Consolidated
Revenue
External customers	425,059	34,308	459,367	30,372	92	489,831
Intersegment	4,260	2,463	6,723	13,079	(19,802)	—
Total revenue	429,319	36,771	466,090	43,451	(19,710)	489,831

OIBDA	200,908	3,356	204,264	18,116	(7,611)	214,769

Depreciation and amortization						(100,143)
Impairment of non-current assets						(2,023)
Operating profit						112,603

The consolidated operating profit is reconciled to the consolidated profit before tax on the face of the consolidated statement of profit or loss.

Financial information by geographic area is presented below:

Revenue	2022	2021	2020

Russia	533,794	520,671	481,536
Other	7,955	7,250	8,295

Total revenue	541,749	527,921	489,831

	December 31,
Non-current assets(1)	2022	2021

Russia	464,979	443,023
Other	12,773	11,178

Total non-current assets:	477,752	454,201
(1)Comprises property, plant and equipment, goodwill and other intangible assets.

Revenues from external customers and non-current assets are allocated to individual countries based on location of operations. No single customer represents 10% or more of the consolidated revenue.

Disaggregation of revenue:

			Total of reportable		HQ and
Year ended December 31, 2022:	Telecom	Fintech	segments	Other	elimination	Consolidated

Revenue
Connectivity services	387,598	269	387,866	36,417	87	424,370
Sales of goods	42,809	—	42,809	922	—	43,731
Fintech services	—	63,543	63,543	—	—	63,543
Other services	2,359	864	3,223	6,882	—	10,105
External Customers	432,766	64,676	497,441	44,221	87	541,749
Intersegment	5,596	3,763	9,359	21,559	(30,918)	—
Total revenue	438,362	68,439	506,800	65,780	(30,831)	541,749
Thereof:
Recognised over time	389,957	42,990	454,632	43,299	87	498,018
Recognised at point of time	42,809	21,686	42,809	922	—	43,731
	432,765	64,676	497,441	44,221	87	541,749

			Total of reportable		HQ and
Year ended December 31, 2021:	Telecom	Fintech	segments	Other	elimination	Consolidated

Revenue
Connectivity services	375,719	198	375,917	29,612	96	405,625
Sales of goods	67,290	—	67,290	1,683	—	68,973
Fintech services	—	46,632	46,632	—	—	46,632
Other services	1,192	715	1,907	4,784	—	6,691
External Customers	444,201	47,545	491,746	36,079	96	527,921
Intersegment	4,138	2,770	6,908	19,623	(26,531)	—
Total revenue	448,339	50,315	498,654	55,702	(26,435)	527,921
Thereof:
Recognised over time	376,911	28,225	424,456	34,396	96	458,948
Recognised at point of time	67,290	19,320	67,290	1,683	—	68,973
	444,201	47,545	491,746	36,079	96	527,921

			Total of reportable		HQ and
Year ended December 31, 2020:	Telecom	Fintech	segments	Other	elimination	Consolidated

Revenue
Connectivity services	363,131	166	363,297	24,705	92	388,094
Sales of goods	61,230	—	61,230	1,593	—	62,823
Fintech services	—	33,773	33,773	23	—	33,796
Other services	698	369	1,067	4,051	—	5,118
External Customers	425,059	34,308	459,367	30,372	92	489,831
Intersegment	4,260	2,463	6,723	13,079	(19,802)	—
Total revenue	429,319	36,771	466,090	43,451	(19,710)	489,831
Thereof:
Recognised over time	363,829	24,902	398,137	28,779	92	427,008
Recognised at point of time	61,230	9,406	61,230	1,593	—	62,823
	425,059	34,308	459,367	30,372	92	489,831